Annual Total Returns- Transamerica Asset Allocation - Moderate Growth Portfolio (Retail Class) [BarChart] - Retail Class - Transamerica Asset Allocation - Moderate Growth Portfolio - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.44%)	12.67%	20.24%	5.04%	(0.38%)	6.98%	15.87%	(8.54%)	17.85%	16.90%